Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Capital
CET1 capital	$ 75,583	$ 68,082
Tier 1 capital	82,246	74,005
Total capital	92,026	84,928
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	444,142	448,821
Market risk	34,806	27,374
Operational risk	73,593	70,047
Total RWA	$ 552,541	$ 546,242
Capital ratios and Leverage ratio
CET1 ratio	13.70%	12.50%
Tier 1 capital ratio	14.90%	13.50%
Total capital ratio	16.70%	15.50%
Leverage ratio	4.90%	4.80%
Leverage ratio exposure (billions)	$ 1,662,000	$ 1,553,000